Business Combinations - Reliva LLC ("Reliva") (Details) $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2020 CAD ($)	May 27, 2020 CAD ($)	Jun. 30, 2020 CAD ($)	May 28, 2020 USD ($) $ / shares shares	May 28, 2020 CAD ($) shares	May 11, 2020 shares	May 10, 2020 shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares						110,089,377	1,321,072,394
Reliva, LLC (“Reliva”)
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares				2,480,810	2,480,810
Share price (in AUD per share) | $ / shares				$ 15.34
Gross contingent consideration				$ 45.0
Total consideration
Common shares issued				$ 38.1	$ 52,380
Funds held in escrow					138
Total consideration paid					52,518
Net identifiable assets acquired (liabilities assumed)
Cash					280
Accounts receivable					316
Inventories					1,195
Prepaids and other current assets					657
Accounts payable and accrued liabilities					(429)
Deferred revenue					(618)
Identifiable assets acquired (liabilities assumed)					14,890
Purchase price allocation
Net identifiable assets acquired					14,890
Goodwill					37,628
Total consideration paid					52,518
Net cash outflows
Cash acquired					280
Cash acquired, net of cash consideration paid					280
Acquisition costs expensed
Acquisition costs			$ 1,849
Revenue of combined entity as if combination occurred at beginning of period	$ 600
Net income of acquiree since acquisition date	$ (100)
Revenue of acquiree prior to acquisition date		$ 7,600
Net income of acquiree prior to acquisition date		$ (1,900)
Reliva, LLC (“Reliva”) | Customer relationships and distribution network
Net identifiable assets acquired (liabilities assumed)
Intangible assets					$ 13,489